Transactions and Balances with Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions with SUN Corporation	Transactions with SUN Corporation
	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Revenues	2,454	1,957

Schedule of Balances with SUN Corporation	Balances with SUN Corporation
	June 30, 2024	December 31, 2023
	(Unaudited)
Trade Receivables	125	345